Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the unit
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	287,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 2,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 397.04
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, consisting of one Class A ordinary share, $0.0001 par value, and one right
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 11,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Includes 175,000 units, consisting of 175,000 Class A ordinary shares and 175,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions